Description of the Plan (Details) - EBP Prud ESP	12 Months Ended
	Dec. 31, 2025 USD ($) loan year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Automatic deferral rate	4.00%
Roth in-plan rollovers	$ 7,036,973
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation matched, percentage	4.00%
Minimum borrowing, amount	$ 500
Maximum borrowing, amount	$ 50,000
Highest outstanding loan balance prior to loan request, look-back period	12 months
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing, to total account, before tax, percentage	100.00%
Number of loans outstanding at any given time | loan	1
Involuntary cash-out limit	$ 7,000
Forfeited non-vested amount	9,703,665	$ 6,701,411
Utilized from forfeited non-vested accounts	$ 3,457,658
EBP, Employer Matching Contribution
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
Vesting period	3 years
Maximum vesting age (in years) | year	65
Minimum
EBP, Description of Plan [Line Items]
Annual contribution to eligible compensation, percentage	1.00%
Borrowing term	1 year
Maximum
EBP, Description of Plan [Line Items]
Annual contribution to eligible compensation, percentage	50.00%
Borrowing term	5 years